John Hancock Managed Account Shares Bond Completion Portfolio Annual Total Returns	12 Months Ended
Dec. 31, 2024
John Hancock Managed Account Shares Bond Completion Portfolio | N/A
Prospectus [Line Items]
Annual Return [Percent]	0.68%